INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INCOME TAX EXPENSE

25 INCOME TAX EXPENSE

	2023	2024	2025
	S$	S$	S$

Current tax liability	653	-	-

The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the Singapore standard rate of income tax as follows:

	2023	2024	2025
	S$	S$	S$

Loss before income tax	(4,132,517)	(2,521,861)	(3,996,336)

Tax calculated at tax rate of 17%	(702,528)	(428,716)	(679,377)
Effects of:
- different tax rates in other countries	(7,207)	(60,181)	(73,309)
- deferred tax assets not recognized	462,910	494,975	678,609
- expenses not deductible for tax purposes	247,290	36,625	117,938
- income not subject to tax	(465)	(42,703)	(59,112)
- timing differences arising from revenue recognition	-	-	15,251
- under provision of prior year tax	653	-	-
Income tax expenses	653	-	-

Significant components of unrecognized deferred tax assets

The Group has significant component of unrecognized deferred tax assets contributed mainly from unutilized tax losses of approximately S$6,785,000, S$8,829,000 and S$12,413,000 and unabsorbed capital allowance of approximately of S$1,145,000, S$1,404,000 and S$1,738,000 at December 31, 2023, 2024 and 2025, which were available for offset against future profits, respectively. The unutilized tax losses and unabsorbed capital allowances have no expiry except for unutilized tax losses amounting to approximately S$5,633,000 (2023: S$2,439,000 and 2024: S$4,500,000) which can only be carried forward up to 10 years. No deferred tax asset has been recognized in respect of these tax losses due to the unpredictability of future profit streams.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025

25 INCOME TAX EXPENSE (Continued)

	2023	2024	2025
	S$	S$	S$

Unutilized tax losses
At beginning of year	4,501,000	6,785,000	8,829,000
Addition	2,517,000	2,240,000	3,412,000
(Over)/Under-provision in respect of prior years	(233,000)	(196,000)	172,000
At end of year	6,785,000	8,829,000	12,413,000

Unabsorbed capital allowance
At beginning of year	1,218,000	1,145,000	1,404,000
Addition	206,000	241,000	332,000
(Over)/Under-provision in respect of prior years	(279,000)	18,000	2,000
At end of year	1,145,000	1,404,000	1,738,000

Total	7,930,000	10,233,000	14,151,000

Unrecorded approximate deferred tax benefits @ 17%	1,348,000	1,740,000	2,406,000

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025